Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Measurement on Recurring Basis and Indicates the level of Fair Value Hierarchy Utilized (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Short-term investments	$ 107,461,000	$ 4,983,000
Liabilities:
Derivative instrument	0	389,000	$ 2,606,000
Recurring
Assets:
Total	152,386,000	10,025,000
Liabilities:
Derivative instrument		389,000	2,606,000
Total		389,000	2,606,000
Recurring | US Treasury Securities
Assets:
Cash equivalents	22,519,000	5,042,000
Short-term investments	107,461,000	4,983,000
Recurring | Money Market Funds
Assets:
Cash equivalents	22,406,000
Recurring | Fair Value, Inputs, Level 1
Assets:
Total	152,386,000	10,025,000
Recurring | Fair Value, Inputs, Level 1 | US Treasury Securities
Assets:
Cash equivalents	22,519,000	5,042,000
Short-term investments	107,461,000	4,983,000
Recurring | Fair Value, Inputs, Level 1 | Money Market Funds
Assets:
Cash equivalents	$ 22,406,000
Recurring | Fair Value, Inputs, Level 3
Liabilities:
Derivative instrument		389,000	2,606,000
Total		$ 389,000	$ 2,606,000